Post-employment Benefits	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Post-employment Benefits
21. Post-employment Benefits
The company sponsors pension plans for supplementary retirement and pension benefits and a health and dental care plan for its active employees and their legal dependents. The lifetime sponsorship of the Assistance Plan for retirees, pensioners and legal dependents only applies to participants in the Prosaúde II Plan. Fundação Copel de Previdência e Assistência is the entity that administers these plans.
21.1. Pension plan and Assistance Plan
The Unified Plan is a Defined Benefit plan - BD in which the income is predetermined, according to each individual's salary. This plan is closed for new participants since 1998.
The Plan III is a Defined Contribution plan - CD in the contributory phase and, after retirement, it becomes a Defined Benefit plan - BD.
Plan IV, the only plan available to new participants, is a Defined Contribution plan - DC in which the entity's legal or constructive obligation is limited to the amount it agrees to contribute to the fund. Therefore, the amount of the post-employment benefit received by the employee must be determined by the amount of contributions paid by the sponsoring entity and also by the employee, together with the return on investments resulting from the contributions. Consequently, the actuarial risk (the risk that the benefits will be lower than expected) and the investment risk (the risk that the assets invested will be insufficient to cover the expected benefits) are the responsibility of the employee.
The Company allocate resources for the coverage of healthcare expenses incurred by their employees and their dependents, within rules, limits and conditions set in ProSaúde II and ProSaúde III Assistance plans regulations. Coverage includes periodic medical exams in both plans and is extended to all retirees and pensioners for life only in the ProSaúde II plan.
21.2. Statement of financial position and statement of income
Amounts recognized in liabilities, under post-employment benefits, are summarized below:

	12.31.2024	12.31.2023
Pension plans	340	426
Healthcare plans	1,158,369	1,483,817
	1,158,709	1,484,243
Current	95,383	85,833
Noncurrent	1,063,326	1,398,410
Amounts recognized in the statement of income (Note 29) are shown below:

	12.31.2024	12.31.2023	12.31.2022
Employees
Pension plans	48,087	55,320	52,980
Healthcare plan – post employment	134,044	128,652	138,921
Healthcare plan – active employees	75,412	74,546	66,912
	257,543	258,518	258,813
Management
Pension plans	1,595	1,441	1,236
Healthcare plan	214	200	148
	1,809	1,641	1,384
	259,352	260,159	260,197
21.3. Changes in post-employment benefits

Balance as of January 1, 2023	1,070,037
Appropriation of actuarial calculation	128,652
Appropriation of pension and healthcare contributions	139,701
Adjustment related to actuarial (gains) losses	379,126
Amortizations	(225,421)
Reclassification (a)	(7,852)
Balance as of December 31, 2023	1,484,243
Appropriation of actuarial calculation	134,044
Appropriation of pension and healthcare contributions	123,667
Adjustment related to actuarial (gains) losses	(363,465)
Amortizations	(219,780)
Balance as of December 31, 2024	1,158,709
(a) The balance was reclassified to Liabilities classified as held for sale (Note 37).
21.4. Actuarial valuation
21.4.1. Actuarial assumptions
The actuarial assumptions used to determine the amounts of liabilities and costs are shown below:

Consolidated		2024	2023
	Real	Nominal	Real	Nominal
Economic
Inflation p.a.	—	3.50%	—	3.00%
Expected rate of discount/return p.a.
Unified Plan - Defined Benefit	7.66%	11.42%	5.33%	8.49%
Unified Plan - Balance	7.40%	11.15%	5.36%	8.52%
Plan III	7.36%	11.12%	5.37%	8.53%
Assistance Plan	7.44%	11.20%	5.48%	8.64%
Salary growth/medical costs
Unified Plan p.a.	1.00%	4.54%	1.00%	4.03%
Plan III p.a.	1.00%	4.54%	1.00%	4.03%
Assistance Plan - Aging Factor	3.30%	—	3.30%	—
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benef it vested		TASA 1927		TASA 1927
21.4.2. Number of participants and beneficiaries

Consolidated	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Number of active participants	4	10	4,501	5,806	4,302	5,687
Number of Inactive participants	4,013	4,115	6,357	5,379	9,686	8,857
Number of dependent people	—	—	—	—	10,526	19,925
Total	4,017	4,125	10,858	11,185	24,514	34,469
21.4.3. Life expectancy after the average age of participants - Annuity Table AT-2000 (in years)

Consolidated	Unified Plan	Plan III
As of December 31, 2024
Retired participants	12.13	22.17
Pensioner participants	13.99	24.67
As of December 31, 2023
Retired participants	12.73	21.35
Pensioner participants	13.99	24.67
The average age of inactive participants of the healthcare and pension plans is 68.01 and 68.33 years, respectively.
21.4.4. Actuarial evaluation
As of December 31, 2024, the Unified Plan and Plan III demonstrated a surplus. However, according to current legislation, the company is not permitted to record assets on its balance sheet.

	Unified Plan	Plan III	Assistance Plan	12.31.2024	12.31.2023
Total liabilities or partially covered	5,468,000	3,947,761	1,348,296	10,764,057	11,893,783
Fair value of the plan assets	(6,324,954)	(4,351,451)	(189,928)	(10,866,333)	(11,289,509)
Plan coverage status	(856,954)	(403,690)	1,158,368	(102,276)	604,274
Unrecognized asset	856,954	403,690	—	1,260,644	879,543
	—	—	1,158,368	1,158,368	1,483,817
The adjustments to assistance plan liabilities, as outlined in the actuarial report, are presented in the Statement of Comprehensive Income.
21.4.5. Changes in actuarial liabilities

Consolidated	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2023	6,029,530	3,457,537	1,234,771
Cost of services	16,650	6,343	6,878
Cost of interest	700,272	397,091	141,877
Benefits paid	(539,728)	(272,585)	(55,014)
Actuarial (gain) losses	210,135	251,260	338,499
Discontinued Operations balance adjustments	(774)	(19,635)	(9,324)
Present value of net actuarial obligations as of December 31, 2023	6,416,085	3,820,011	1,657,687
Cost of services	(3,150)	1,548	8,100
Cost of interest	522,986	314,125	140,973
Benefits paid	(559,530)	(336,775)	(96,036)
Actuarial (gain) losses	(908,391)	148,852	(362,428)
Present value of net actuarial obligations as of December 31, 2024	5,468,000	3,947,761	1,348,296
21.4.6. Changes in actuarial assets

Consolidated	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2023	6,625,377	3,531,958	165,683
Return estimated for assets	769,613	410,062	18,629
Contributions and distributions	23,868	9,709	54,782
Benefits paid	(539,728)	(272,584)	(54,782)
Actuarial gain (losses)	333,728	244,140	(10,442)
Discontinued Operations balance adjustments	(843)	(19,661)	—
Fair value of the Plan's assets as of December 31, 2023	7,212,015	3,903,624	173,870
Return estimated for assets	591,774	321,633	15,030
Contributions and distributions	30,541	6,018	96,036
Benefits paid	(559,530)	(336,775)	(96,036)
Actuarial gain (losses)	(949,846)	456,951	1,028
Fair value of the Plan's assets as of December 31, 2024	6,324,954	4,351,451	189,928
21.4.7. Estimated costs
The estimated net periodic plan costs (income) for 2025 for each plan are shown below:

Consolidated	Unified Plan	Plan III	Assistance Plan
Cost of current service	(28,169)	(1,346)	7,636
Estimated cost of interest	683,706	465,275	148,020
Expected return on plan assets	(685,596)	(465,632)	(21,273)
Costs (income or loss)	(30,059)	(1,703)	134,383
In view of the current surplus of pension plans, the Company will not record the estimated revenues and costs presented in the table above for the Unified Plan and Plan III, in accordance with legislation that does not allow for reductions in contributions or reimbursements to the Company.
21.4.8. Sensitivity analysis
The table below presents the balance of the obligations and service cost of the pension and assistance plans, along with the impact of changes in significant actuarial assumptions.

Consolidated	Projected scenarios
	Increase by 0.5%	Decrease in 0.5%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	9,055,963	9,803,748
Impacts on the obligations of healthcare program	1,264,862	1,440,977
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,443,086	1,262,556
Impact on cost of service for the following financial year of healthcare program	7,936	5,955
Sensitivity of the service cost
Impacts on the obligations of the pension	1,389	1,935
Impacts on the obligations of healthcare program	5,993	7,894
21.4.9. Benefits payable
The estimated benefits to be paid in subsequent fiscal years are shown below:

Consolidated	Unified Plan	Plan III	Assistance Plan	Total
2025	559,776	341,601	54,921	956,298
2026	570,406	351,612	62,364	984,382
2027	581,018	361,682	70,174	1,012,874
2028	590,076	371,732	78,614	1,040,422
2029	598,035	381,744	88,002	1,067,781
2030 a 2054	12,470,035	11,207,174	5,686,213	29,363,422
21.4.10. Asset allocation and investment strategy
The table below illustrates the asset allocation for the pension and assistance plans as of the end of this year and the target for next year.

Consolidated	Goal for 2025 (a)	2024
Fixed income	84.3%	80.4%
Variable income	3.0%	4.8%
Loans	1.3%	1.3%
Real estate	2.4%	3.7%
Investment structuring	7.0%	8.3%
Investments abroad	2.0%	1.5%
	100.0%	100.0%
(a) Target based on the total investment of each plan.
In addition, information on the allocation of assets of pension plans sponsored by the Company:

Consolidated	Unified Plan		Plan III
	target for 2025	minimum (%)	target for 2025	minimum (%)
Fixed income	88.0%	80.0%	81.0%	72.0%
Variable income	2.0%	0.5%	4.0%	2.0%
Loans	0.5%	0.0%	2.0%	2.0%
Real estate	2.5%	2.5%	2.0%	1.0%
Investment structuring	7.0%	3.5%	9.0%	7.0%
Investments abroad	0.0%	0.0%	2.0%	1.0%
Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.
21.4.11. Additional information
Contributions to Plan III (variable contribution plan) for all active employees totaled R$64,825 in 2024 (R$70,203 in 2023).